Geographical Sales (Detail) - Schedule of sales by geographic region (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010
Sales	$ 19,204,877		$ 11,187,474		$ 46,351,192		$ 26,079,694		$ 43,162,026	$ 28,818,982
China [Member]
Sales	5,016,574	[1]	2,685,583	[1]	12,621,420	[1]	7,639,488	[1]	10,320,513	8,349,254
North America [Member]
Sales	7,822,570		5,058,940		18,282,841		8,836,430		19,140,472	2,933,829
Asia [Member]
Sales	322,495	[2]	177,949	[2]	715,410	[2]	485,839	[2]	713,683	1,266,273
Europe [Member]
Sales	4,868,838		2,631,431		11,747,812		7,540,789		10,743,066	14,059,678
Australia [Member]
Sales	238,139		283,540		522,507		590,796		837,684	1,064,426
Hong Kong [Member]
Sales	105,307		148,600		625,253		376,725		641,604	870,938
Other Countries [Member]
Sales	$ 830,954		$ 201,431		$ 1,835,949		$ 609,627		$ 765,004	$ 274,584

[1]	excluding Hong Kong
[2]	excluding China